INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(1.00%)	(6.00%)	(1.00%)
International operations subject to different tax rates	(16.00%)	5.00%	3.00%
Taxable income attributable to non-controlling interest	(3.00%)	(18.00%)	6.00%
Recognition of deferred tax assets	(2.00%)	(5.00%)	2.00%
Non-recognition of the benefit of current year's tax losses	1.00%	(1.00%)	(29.00%)
Other	2.00%	1.00%	(1.00%)
Effective income tax rate	8.00%	3.00%	7.00%